Schedule of Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Sales	$ 1,947,000	$ 3,530,000	$ 9,627,952	$ 5,719,000	$ 5,882,000	$ 42,575,546	$ 50,906,179
Revenue from Contract with Customer, Excluding Assessed Tax	(1,947,000)	(3,530,000)	(9,627,952)	(5,719,000)	(5,882,000)	(42,575,546)	(50,906,179)
Cost of sales	6,389,247		6,147,904	12,331,924	11,573,499	25,369,118	28,720,367
Gross profit	4,607,555		3,480,048	8,824,193	7,217,195	17,206,428	22,185,812
Gross Profit	(4,607,555)		(3,480,048)	(8,824,193)	(7,217,195)	(17,206,428)	(22,185,812)
Selling, general and administrative expenses	4,989,608		4,731,887	10,160,867	9,672,558	19,218,922	22,176,598
Selling, General and Administrative Expense	(4,989,608)		(4,731,887)	(10,160,867)	(9,672,558)	(19,218,922)	(22,176,598)
Acquisition costs	1,278,826		394,366	2,470,721	414,585	684,856
Restructuring Charges	242,000				958,000	960,000
Operating income (loss)	(1,660,879)		(1,646,205)	3,807,395	2,869,948	(2,697,350)	9,214
Other income (expense)	(279,221)		278,983	292,353	689,550	922,018	226,136
Income (loss) from continuing operations before tax	(1,940,100)		1,367,222	4,099,748	(2,180,398)	(1,775,332)	235,350
Depreciation, Depletion and Amortization	205,000		274,000	505,339	429,800	962,307	1,032,797
Capital expenditures	9,000		79,000	20,000	101,000	250,000	425,000
[custom:PaymentsToAcquirePropertyPlantAndEquipment1]	14,000
Assets	56,962,123	55,717,000	55,717,000	56,962,123	55,717,000	55,556,325	59,150,712
Assets	(56,962,123)	(55,717,000)	(55,717,000)	(56,962,123)	(55,717,000)	(55,556,325)	(59,150,712)
Cost of Goods and Services Sold	(6,389,247)		(6,147,904)	(12,331,924)	(11,573,499)	(25,369,118)	(28,720,367)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,940,100		(1,367,222)	(4,099,748)	2,180,398	1,775,332	(235,350)
TOTAL ASSETS	56,962,123	55,717,000	55,717,000	56,962,123	55,717,000	55,556,325	59,150,712
Assets	(56,962,123)	(55,717,000)	(55,717,000)	(56,962,123)	(55,717,000)	(55,556,325)	(59,150,712)
[custom:RestructuringCharges3]	1,287,000			242,000
Operating Income (Loss)	1,660,879		1,646,205	(3,807,395)	(2,869,948)	2,697,350	(9,214)
Nonoperating Income (Expense)	279,221		(278,983)	(292,353)	(689,550)	(922,018)	(226,136)
Amortization of Deferred Charges		106,000
[custom:CostOfGoodsAndServicesSold3]						(35,000)	(152,000)
[custom:SellingGeneralAndAdministrativeExpense2]	(1,687,930)	(1,959,583)		(5,566,808)	(5,016,736)	(662,000)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales	119,000		(176,000)	406,000	561,000	(697,000)	(842,000)
Revenue from Contract with Customer, Excluding Assessed Tax	(119,000)		176,000	(406,000)	(561,000)	697,000	842,000
Cost of sales			9,000		36,000	(35,000)	(152,000)
Gross profit	119,000		167,000	406,000	525,000	(662,000)	(690,000)
Gross Profit	(119,000)		(167,000)	(406,000)	(525,000)	662,000	690,000
Selling, general and administrative expenses	119,000		167,000	406,000	525,000	(662,000)	690,000
Selling, General and Administrative Expense	(119,000)		(167,000)	(406,000)	(525,000)	662,000	(690,000)
Acquisition costs
Operating income (loss)
Other income (expense)
Income (loss) from continuing operations before tax
Capital expenditures
Assets	27,000	27,000	27,000	27,000	27,000	27,000	27,000
Assets	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)
Cost of Goods and Services Sold			(9,000)		(36,000)	35,000	152,000
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest
TOTAL ASSETS	27,000	27,000	27,000	27,000	27,000	27,000	27,000
Assets	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)	(27,000)
Operating Income (Loss)
Nonoperating Income (Expense)
Services & Support Segment [Member]
Segment Reporting Information [Line Items]
Sales	1,947,000		3,530,000	5,719,000	5,882,000	8,777,000	4,741,000
Revenue from Contract with Customer, Excluding Assessed Tax	(1,947,000)		(3,530,000)	(5,719,000)	(5,882,000)	(8,777,000)	(4,741,000)
Cost of sales	1,113,000		2,190,000	3,459,000	3,792,000	5,798,000	3,259,000
Gross profit	834,000		1,340,000	2,260,000	2,090,000	2,979,000	1,482,000
Gross Profit	(834,000)		(1,340,000)	(2,260,000)	(2,090,000)	(2,979,000)	(1,482,000)
Selling, general and administrative expenses	669,000		803,000	2,290,000	1,614,000	2,669,000	1,485,000
Selling, General and Administrative Expense	(669,000)		(803,000)	(2,290,000)	(1,614,000)	(2,669,000)	(1,485,000)
Acquisition costs
Operating income (loss)	55,000		431,000	376,000	370,000	310,000	(3,000)
Other income (expense)	4,000			20,000		(32,000)	(10,000)
Income (loss) from continuing operations before tax	59,000		431,000	356,000	370,000	278,000	(13,000)
Depreciation, Depletion and Amortization	133,000		146,000	426,000	178,000	292,000	292,000
Capital expenditures	5,000			11,000	1,000	14,000	69,000
Assets	6,776,000	8,334,000	8,334,000	6,776,000	8,334,000	55,556,325	1,694,000
Assets	(6,776,000)	(8,334,000)	(8,334,000)	(6,776,000)	(8,334,000)	(55,556,325)	(1,694,000)
Cost of Goods and Services Sold	(1,113,000)		(2,190,000)	(3,459,000)	(3,792,000)	(5,798,000)	(3,259,000)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(59,000)		(431,000)	(356,000)	(370,000)	(278,000)	13,000
TOTAL ASSETS	6,776,000	8,334,000	8,334,000	6,776,000	8,334,000	55,556,325	1,694,000
Assets	(6,776,000)	(8,334,000)	(8,334,000)	(6,776,000)	(8,334,000)	(55,556,325)	(1,694,000)
Operating Income (Loss)	(55,000)		(431,000)	(376,000)	(370,000)	(310,000)	3,000
Nonoperating Income (Expense)	(4,000)			(20,000)		32,000	10,000
Other Segments [Member]
Segment Reporting Information [Line Items]
Sales
Revenue from Contract with Customer, Excluding Assessed Tax
Cost of sales
Gross profit
Gross Profit
Selling, general and administrative expenses	1,138,000		1,324,000	3,683,000	3,928,000	3,337,000	4,028,000
Selling, General and Administrative Expense	(1,138,000)		(1,324,000)	(3,683,000)	(3,928,000)	(3,337,000)	(4,028,000)
Acquisition costs	543,000		72,000	2,471,000	486,000	685,000
Operating income (loss)	(1,940,100)		(1,396,000)	5,780,000	4,414,000	(4,022,000)	(4,028,000)
Other income (expense)	66,000		275,000	186,000	948,000	964,000	243,000
Income (loss) from continuing operations before tax	(1,857,000)		(1,121,000)	5,966,000	(3,466,000)	(3,058,000)	(3,785,000)
Depreciation, Depletion and Amortization	72,000		128,000	218,000	443,000	382,000	581,000
Capital expenditures			79,000		100,000	155,000	275,000
[custom:PaymentsToAcquirePropertyPlantAndEquipment1]	9,000
Assets	50,213,000	47,410,000	47,410,000	50,213,000	47,410,000	31,664,000	37,582,000
Assets	(50,213,000)	(47,410,000)	(47,410,000)	(50,213,000)	(47,410,000)	(31,664,000)	(37,582,000)
Cost of Goods and Services Sold
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,857,000		1,121,000	(5,966,000)	3,466,000	3,058,000	3,785,000
TOTAL ASSETS	50,213,000	47,410,000	47,410,000	50,213,000	47,410,000	31,664,000	37,582,000
Assets	(50,213,000)	$ (47,410,000)	(47,410,000)	(50,213,000)	(47,410,000)	(31,664,000)	(37,582,000)
Operating Income (Loss)	1,940,100		1,396,000	(5,780,000)	(4,414,000)	4,022,000	4,028,000
Nonoperating Income (Expense)	(66,000)		(275,000)	(186,000)	(948,000)	(964,000)	(243,000)
Electronics & Software Segment [Member]
Segment Reporting Information [Line Items]
Sales	1,947,000		3,530,000	5,719,000	5,882,000	34,496,000	47,007,000
Revenue from Contract with Customer, Excluding Assessed Tax	$ (1,947,000)		$ (3,530,000)	$ (5,719,000)	$ (5,882,000)	(34,496,000)	(47,007,000)
Cost of sales						19,606,000	25,613,000
Gross profit						14,890,000	21,394,000
Gross Profit						(14,890,000)	(21,394,000)
Selling, general and administrative expenses						13,875,000	17,354,000
Selling, General and Administrative Expense						(13,875,000)	(17,354,000)
Acquisition costs
Operating income (loss)						1,015,000	4,040,000
Other income (expense)						(10,000)	(7,000)
Income (loss) from continuing operations before tax						1,005,000	4,033,000
Depreciation, Depletion and Amortization						288,000	360,000
Capital expenditures						81,000	81,000
Assets						15,398,000	19,902,000
Assets						(15,398,000)	(19,902,000)
Cost of Goods and Services Sold						(19,606,000)	(25,613,000)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest						(1,005,000)	(4,033,000)
TOTAL ASSETS						15,398,000	19,902,000
Assets						(15,398,000)	(19,902,000)
Operating Income (Loss)						(1,015,000)	(4,040,000)
Nonoperating Income (Expense)						$ 10,000	$ 7,000